Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Components of Income Tax Expense

The components of income tax expense for the three years ended December 31 were (in thousands):

	2013	2012	2011
Current tax (benefit) expense	$(157)	$1,042	$1,562
Deferred tax expense (benefit)	662	(64)	(20)
Total tax expense	$505	$978	$1,542

Effective Income Tax Rate Reconciliation

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2013	2012	2011
Income before income taxes	$4,506	$4,626	$6,222
Effective tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,532	1,573	2,115
Tax-exempt interest	(354)	(431)	(439)
Net earnings on BOLI	(108)	(148)	(133)
Dividend from unconsolidated subsidiary	(13)	(12)	(8)
Stock-based compensation	10	2	7
Federal tax credits	(556)	-	-
Other permanent differences	(6)	(6)	-
Total tax expense	$505	$978	$1,542
Effective tax rate	11.2%	21.1%	24.8%

Schedule of Deferred Tax Assets and Liabilities

The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2013	2012
Deferred Tax Assets
Allowance for loan losses	$639	$1,000
Deferred directors' compensation	541	565
Employee and director benefits	574	605
Qualified pension liability	-	321
Unrealized losses on securities available for sale	387	-
Unrealized loss from securities impairment	221	221
Other	109	160
Total deferred tax assets	2,471	2,872

Deferred Tax Liabilities
Depreciation	(223)	(236)
Equity income from unconsolidated subsidiary	(462)	(398)
Qualified pension asset	(342)	-
Loan origination costs	(287)	(223)
Prepaid expense	(95)	(90)
Unrealized gains on securities available for sale	-	(403)
Annuity earnings	(63)	(58)
Fair value of mortgage servicing rights	(57)	(33)
Goodwill	(340)	(294)
Total deferred tax liabilities	(1,869)	(1,735)

Net deferred tax asset
included in other assets	$602	$1,137